Registration No. 333-______

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No.    |_| Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective on September 1, 2007 pursuant to Rule 488.

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.	PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Reorganization	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 6.	Information About the Fund Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Cover Page; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B	STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Registrant, dated October 1, 2006(1)

Item 13.	Additional Information About the Fund Being Acquired	Statement of Additional Information of Dreyfus Florida Municipal Money Market Fund, dated April 1, 2007(2)

Item 14.	Financial Statements	Annual Report of Registrant, dated May 31, 2007(3); Annual Report of Dreyfus Florida Municipal Money Market Fund, dated November 30, 2006(4)

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

_________________

(1)	Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed September 26, 2006 (File No. 2-65232).

(2)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Dreyfus Florida Municipal Money Market Fund, filed April 30, 2007 (File No. 33-50213).

(3)	Incorporated herein by reference to Registrant's Annual Report, filed July 24, 2007 (File No. 811-2946).

(4)	Incorporated herein by reference to Dreyfus Florida Municipal Money Market Fund’s Annual Report, filed January 29, 2007 (File No. 811-7091)

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Florida Municipal Money Market Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Municipal Money Market Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, is a money market fund that seeks to maintain a stable share price of $1.00. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax, but the Fund normally invests in municipal obligations issued by the State of Florida. The Acquiring Fund has substantially more assets than the Fund, and a comparable performance record and total expense ratio. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has the same investment objective and similar investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies or that would otherwise benefit fund shareholders. The Fund was designed, in part, to provide income exempt from the State of Florida's annual intangible personal property tax (the "Intangible Tax"). The State of Florida repealed the Intangible Tax, effective as of January 1, 2007. Thus, there is no longer a state-specific tax advantage to limiting the Fund's investments to Florida municipal obligations. The Acquiring Fund's portfolio includes the municipal obligations of many states. Management of Dreyfus believes that the reorganization should enable Fund shareholders to benefit from the more diverse state municipal obligations investments of the Acquiring Fund and from more efficient portfolio management. In addition, the reorganization will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Accordingly, management recommended to the Fund's Board that the Fund be consolidated with the Acquiring Fund.

           After careful review, the Fund's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a more diverse investment portfolio than the Fund and a comparable performance record and total expense ratio. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings. By voting now, you can help avoid additional costs that are incurred with follow-up letters and calls.

            To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-645-6561.

Sincerely, J. David Officer President

September __, 2007

TRANSFER OF THE ASSETS OF
DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
TO AND IN EXCHANGE FOR SHARES OF
DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Municipal Money Market Fund, Inc. (the "Acquiring Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about November 27, 2007 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Florida Municipal Money Market Fund (the "Fund"). You will receive shares of the Acquiring Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Fund's Board believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that also is managed by Dreyfus. The Fund was designed, in part, to provide income exempt from the State of Florida's annual intangible personal property tax (the "Intangible Tax") and, as a result, invests substantially all of its assets in municipal obligations issued by the State of Florida. Since the State of Florida repealed the Intangible Tax, effective as of January 1, 2007, there is no longer a state-specific tax advantage to limiting the Fund's investments to Florida municipal obligations. By combining the Fund with the Acquiring Fund, which has substantially more assets than the Fund, Fund shareholders should benefit from the more diverse state municipal obligations investments of the Acquiring Fund and from more efficient portfolio management. In addition, the Acquiring Fund and the Fund have comparable performance records and total expense ratios. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have the same investment objective and similar investment management policies. Each fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, each fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. The Fund is required to normally invest at least 80% of its assets in municipal obligations issued by the State of Florida. The Acquiring Fund may, but is not required by its investment management policies to, purchase municipal obligations issued by the State of Florida. The primary portfolio managers of the Fund and the Acquiring Fund and management believe that, because Florida does not impose a personal income tax and the Intangible Tax was repealed, the tax exempt characteristics of the funds' portfolios are not significantly different for purposes of seeking to achieve the respective fund's investment objective. Each fund is a money market fund that seeks to maintain a stable share price of $1.00. Dreyfus is the investment adviser to the Fund and the Acquiring Fund and provides day-to-day management of each fund's investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Acquiring Fund and the Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution may be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege. You also may continue to purchase and sell shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. The Fund and the Acquiring Fund have each agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the value of the respective fund's average daily net assets. The Acquiring Fund had a lower total expense ratio (before fee waivers and expense reimbursements) than the Fund as of April 30, 2007.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Because of the anticipated benefits to shareholders of each fund as a result of the reorganization, expenses relating to the proposed reorganization will be split proportionately between the funds, based on the net assets of each fund.

HOW DOES THE BOARD OF TRUSTEES OF THE FUND RECOMMEND I VOTE?

The Fund's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has the same investment objective and similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a more diverse investment portfolio than the Fund and a comparable performance record and total expense ratio. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Fund's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. These voting methods will save the funds money because the funds would not have to pay for return-mail postage. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Florida Municipal Money Market Fund (the "Fund") will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Thursday, November 15, 2007, at 10:00 a.m., for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Municipal Money Market Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on September 7, 2007 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
September __, 2007

WE NEED YOUR PROXY VOTE

          A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND, AT SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

To and in Exchange for Shares of

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

_________________

PROSPECTUS/PROXY STATEMENT
September __, 2007

_________________

Special Meeting of Shareholders
To Be Held on Thursday, November 15, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus Florida Municipal Money Market Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Thursday, November 15, 2007, at 10:00 a.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on September 7, 2007 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to Dreyfus Municipal Money Market Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated September __, 2007, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-645-6561, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have the same investment objective and similar investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in short-term, high quality municipal obligations that provide income exempt from federal income tax, but the Fund is required to normally invest at least 80% of its assets in municipal obligations considered to be Florida municipal bonds. The Fund and the Acquiring Fund are money market funds that seek to maintain a stable share price of $1.00. A comparison of the Acquiring Fund and the Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated October 1, 2006 and Annual Report for its fiscal year ended May 31, 2007 (including its audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended November 30, 2006 and its Semi-Annual Report for the six-month period ended May 31, 2007, please call 1-800-645-6561, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of August 8, 2007, there were ____________ Fund shares issued and outstanding.

          Proxy materials will be mailed to shareholders of record on or about September 19, 2007.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization	A-1

Exhibit B: Description of the Acquiring Fund's Board Members	B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Fund's Board, including the Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

          The Fund's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Acquiring Fund has the same investment objective and similar investment management policies as the Fund. The Acquiring Fund and the Fund each seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, each fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax.

          The Fund was designed, in part, to provide income exempt from the State of Florida's Intangible Tax, which was repealed effective as of January 1, 2007. As a fundamental policy, the Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in municipal obligations of the State of Florida, its political subdivisions, authorities and corporations. To the extent acceptable Florida municipal obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other municipal obligations. The Acquiring Fund may, but is not required by its investment management policies to, purchase Florida municipal obligations. The primary portfolio managers of the Fund and the Acquiring Fund and management believe that, because Florida does not impose a personal income tax and the Intangible Tax was repealed, the tax exempt characteristics of the funds' portfolios are not significantly different for purposes of seeking to achieve the respective fund's investment objective.

          The Acquiring Fund, like the Fund, also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Although each fund seeks to provide income exempt from federal income tax, interest from some fund holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds.

          As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high quality, dollar-denominated obligations

           Generally, the Acquiring Fund, like the Fund, is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

          The Acquiring Fund is diversified, which means that with respect to 75% of its total assets, it will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of a single issuer. The Fund is not diversified, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.

          For more information on either the Fund's or the Acquiring Fund's management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Fund" in the relevant Statement of Additional Information of the Fund and the Acquiring Fund.

          The Acquiring Fund is a corporation organized under the laws of the State of Maryland. The Fund is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. See "Certain Organizational Differences Between the Acquiring Fund and the Fund" below.

           Main Risks. Because each fund is a money market fund with the same investment objective and similar investment policies and restrictions, the principal risks associated with an investment in the Fund and the Acquiring Fund are similar. An investment in the Acquiring Fund, as in the Fund, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in either fund. Additionally, each fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additional risks are discussed below.

          The following factors could reduce the Fund's or the Acquiring Fund's income level and/or share price:

•	Interest rates could rise sharply, causing the value of the fund's investments and share price to drop

•	Interest rates could drop, thereby reducing the fund's yield

•	Any of the fund's holdings could have its credit rating downgraded or could default

          To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although each fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

           Derivative securities, such as structured notes in which the Fund and the Acquiring Fund may invest, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

          The Fund is subject to the risk that Florida's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state and may magnify other risks.

          The Fund is non-diversified, which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          See "Main Risks" in the relevant Prospectus and "Description of the Fund" in the relevant Statement of Additional Information of the Fund and the Acquiring Fund for a more complete description of investment risks.

           Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of April 30, 2007. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of April 30, 2007, as adjusted showing the effect of the Reorganization had it occurred on such date. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the value of the respective fund's average daily net assets. The Acquiring Fund had a lower total expense ratio (before fee waivers and/or expense reimbursements) than the Fund based on expenses of the funds as of April 30, 2007. With respect to the Fund, Dreyfus has voluntarily agreed to waive a portion of its management fee and/or reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.60% of the value of the Fund's average daily net assets, which reduced the Fund's total expense ratio from 0.61% to 0.60% as of April 30, 2007. This voluntary undertaking may be terminated at any time. Shares of the Fund and the Acquiring Fund are not subject to any sales charges, redemption fees or exchange fees. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Acquiring Fund	Pro Forma After Reorganization Acquiring Fund
Management fees	.50%	.50%	.50%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.02%	.03%	.03%
Other expense*	.09%	.07%	.06%
Total	.61%	.60%	.59%

Expense example
	1 Year	3 Years	5 Years	10 Years
Fund shares	$62	$195	$340	$762
Acquiring Fund shares	$61	$192	$335	$750
Pro Forma-After Reorganization	$60	$189	$329	$738
Acquiring Fund shares

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

           Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar charts for the Acquiring Fund and the Fund show the changes in the performance of the respective fund's shares from year to year. The tables show the respective fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results.

Acquiring Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+3.13	+2.97	+2.72	+3.60	+2.33	+0.99	+0.56	+0.72	+1.92	+2.93

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q4 '00 Q3 '03	+0.95% +0.10%

The year-to-date total return of the Acquiring Fund's shares as of 6/30/07 was 1.57%.

Acquiring Fund Shares
Average annual total returns as of 12/31/06

1 Year	5 Years	10 Years
2.93%	1.42%	2.18%

The most current seven-day yield for the Acquiring Fund's shares is available by calling 1-800-645-6561.

Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+3.14	+2.95	+2.76	+3.58	+2.38	+1.03	+0.58	+0.69	+1.91	+2.94

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q2 '00 Q3 '03	+0.92% +0.10%

The year-to-date total return of the Fund's shares as of 6/30/07 was 1.57%.

Fund Shares
Average annual total returns as of 12/31/06

1 Year	5 Years	10 Years
2.94%	1.43%	2.19%

The most current seven-day yield for the Fund's shares is available y calling 1-800-645-6561.

           Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $201 billion in approximately 180 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

           Primary Portfolio Managers. Joseph Irace serves as the Fund's primary portfolio manager. Colleen Meehan serves as the Acquiring Fund's primary portfolio manager. Mr. Irace and Ms. Meehan are members of Dreyfus' municipal money market team.

           Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Fund and the Acquiring Fund, and Gordon J. Davis, who is a Board member of the Fund and the Acquiring Fund, each fund has different Board members. None of the Board members of the Fund or the Acquiring Fund is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members"). For a description of the Acquiring Fund's Board members, see Exhibit B.

           Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization. The Fund and the Acquiring Fund have each classified their respective shares into one class. The following table sets forth as of May 31, 2007 (1) the capitalization of the Fund's shares, (2) the capitalization of the Acquiring Fund's shares and (3) the pro forma capitalization of the Acquiring Fund's shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund	Pro Forma After Reorganization Acquiring Fund
Total net assets	$262,819,361	$779,745,851	$1,042,565,212
Net asset value per share	$1.00	$1.00	$1.00
Shares outstanding	262,816,502	781,403,446	1,044,219,948

           Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. See "Account Policies – Buying shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

           Shareholder Services Plan. Each of the Acquiring Fund and the Fund is subject to a Shareholder Services Plan pursuant to which the Acquiring Fund and the Fund reimburses MBSC Securities Corporation (formerly, Dreyfus Service Corporation), their distributor, an amount not to exceed the annual rate of 0.25% of the value of the average daily net assets of the Acquiring Fund and the Fund, respectively, for providing shareholder services. See "Shareholder Services Plan" in the relevant Statement of Additional Information for a discussion of the Shareholder Services Plan.

           Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Account Policies—Selling shares" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions. The dividends and distributions policies of the Fund and the Acquiring Fund are identical. The Fund and the Acquiring Fund each ordinarily declare dividends from their respective net investment income on each day the New York Stock Exchange is open for regular business. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

           Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

           Certain Organizational Differences Between the Acquiring Fund and the Fund. The Acquiring Fund is a Maryland corporation, and the rights of its shareholders are governed by the Acquiring Fund's Articles of Incorporation (the "Charter"), the Acquiring Fund's By-Laws and the Maryland General Corporation Law (the "Maryland Code"). The Fund is a Massachusetts business trust, and the rights of its shareholders are governed by the Fund's Agreement and Declaration of Trust (the "Trust Agreement"), the Fund's By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

           Shareholder Meetings and Voting Rights. Generally, neither the Acquiring Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of the Fund, or a majority, in the case of the Acquiring Fund, of the respective fund's outstanding voting shares. Moreover, the Board will call a meeting of shareholders for the purpose of electing Board members if any time less than a majority of the Board members then holding office have been elected by the shareholders.

           Shares of the Fund and the Acquiring Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that 30% of the shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders meeting. The Acquiring Fund's Charter provides that 33-1/3% of the shares entitled to vote shall constitute a quorum for the transaction of business at a stockholders meeting. Matters requiring a larger vote by law or under the organizational documents for the Fund or the Acquiring Fund are not affected by such quorum requirements.

           Shareholder Liability. Under the Maryland Code, Acquiring Fund stockholders have no personal liability as such for the Acquiring Fund's acts or obligations.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Fund, or the Fund's Trustees. The Trust Agreement provides for indemnification out of the Fund's property of all losses and expenses of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or some other reason. Thus, the Fund considers the risk of a shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Fund, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

           Liability and Indemnification of Board Members. Under the Maryland Code, the Acquiring Fund's Charter and By-Laws, and subject to the 1940 Act, a Director or officer of the Acquiring Fund is not liable to the Acquiring Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Acquiring Fund except where the individual is adjudged liable to the Acquiring Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the Acquiring Fund is insured against losses arising from the advances, or (iii) the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents also are indemnified to the same extent as Directors and to such further extent as is consistent with law.

          If these provisions of the Maryland Code are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Acquiring Fund's Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

           Under Massachusetts law, the Fund's Trust Agreement and By-Laws, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Fund is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Fund may be indemnified to the same extent as Trustees.

           Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

*********

          The foregoing is only a summary of certain differences between the Acquiring Fund, the Acquiring Fund's Charter, the Acquiring Fund's By-Laws and the Maryland Code, and the Fund, the Fund's Trust Agreement, the Fund's By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Acquiring Fund's Charter and By-Laws or the Fund's Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATION

           After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies or that would otherwise benefit fund shareholders, management recommended that the Fund be consolidated with the Acquiring Fund. The Fund was designed, in part, to provide income exempt from the State of Florida's Intangible Tax. The State of Florida repealed the Intangible Tax, effective as of January 1, 2007. Thus, there is no longer a state-specific tax advantage to limiting the Fund's investments to Florida municipal obligations. The Acquiring Fund's portfolio includes the municipal obligations of many states. The Board members of the Fund and the Acquiring Fund have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Fund's Board believes that the Reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a more diverse investment portfolio than the Fund and a comparable performance record and total expense ratio, without diluting such shareholders' interests. As of May 31, 2007, the Fund had net assets of approximately $262.8 million and the Acquiring Fund had net assets of approximately $779.7 million. By combining the Fund with the Acquiring Fund, Fund shareholders should benefit from the more diverse state municipal obligations investments of the Acquiring Fund and from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Acquiring Fund's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization.

          For the reasons described above, the Boards of the Fund and the Acquiring Fund, including the Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on November 27, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and shares of the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Account Policies — Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Acquiring Fund shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated. After the Closing Date, any outstanding certificates representing Fund shares will represent shares of the Acquiring Fund distributed to the Fund's shareholders of record.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $55,000, which will be borne by the Fund and the Acquiring Fund pro rata based on the aggregate net assets of each fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and the funds may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of any such outside solicitation firm is estimated to be approximately $4,000, which amount is included in the estimated total expenses of the Reorganization listed above.

          If the Reorganization is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Fund's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE FUND'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

           Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Acquiring Fund's Registration Statement on Form N-1A (File No. 2-65232). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of the Fund's Registration Statement on Form N-1A (File No. 33-50213).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the outstanding Fund shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of August 8, 2007, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

          As of August 8, 2007, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Acquiring Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

          [A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.]

          As of August 8, 2007, Board members and officers of the Fund and the Acquiring Fund, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for its fiscal year ended November 30, 2006 and the audited financial statements of the Acquiring Fund for its fiscal year ended May 31, 2007 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Fund's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of July 19, 2007 (the "Agreement"), between DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND (the "Fund"), a Massachusetts business trust, and DREYFUS MUNICIPAL MONEY MARKET FUND, INC. (the "Acquiring Fund"), a Maryland corporation.

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's shares ("Acquiring Fund Shares") of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund and the Acquiring Fund are each registered, open-end management investment companies, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

           WHEREAS, the Fund's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Acquiring Fund's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

          1.   THE REORGANIZATION.

          1.1 Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

          1.2 The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

          1.3 Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

          1.4 The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

          1.5 As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

          1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

          1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

          1.8 Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

           2.  VALUATION.

          2.1 The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation, as amended (the "Acquiring Fund's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

          2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

          2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

          2.4 All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

          3.   CLOSING AND CLOSING DATE.

          3.1 The Closing Date shall be November 27, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

          3.2 The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

          3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

          3.4 The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

          4.   REPRESENTATIONS AND WARRANTIES.

          4.1 The Fund represents and warrants to the Acquiring Fund as follows:

                (a)   The Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                (b)   The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                (c)   The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d)   The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Agreement and Declaration of Trust, as amended (the "Fund's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

                (e)   The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                (g)   The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended November 30, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                (h)   Since November 30, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                (i)   At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (j)   For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                (k)   All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                (l)   On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                (m)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (n)   The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

           4.2 The Acquiring Fund represents and warrants to the Fund as follows:

                (a)   The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

                (b)   The Acquiring Fund is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                (c)   The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d)   The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

                (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                (f)   The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended May 31, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                (g)   Since May 31, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                (h)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (i)   For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                (j)   All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                (k)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (l)   The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                (m)   No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                (n)   The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

          5.   COVENANTS OF THE ACQUIRING FUND AND THE FUND.

          5.1 The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

          5.2 The Fund will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3 Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund's President or its Vice President and Treasurer.

          5.5 The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

          5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

          5.7 The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

          5.8 As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

          6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          6.1 All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          6.2 The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund's Treasurer.

          6.3 The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

          7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          7.2 The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Acquiring Fund's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

          8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

          8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Declaration of Trust and the 1940 Act.

          8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

          8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

          8.5 The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

          8.6 The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                (a)   The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

          9.   TERMINATION OF AGREEMENT; EXPENSES.

          9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Acquiring Fund, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

          9.2 If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, officers or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

          9.3 The Fund and the Acquiring Fund shall bear the aggregate expenses of the transactions contemplated hereby in proportion to their respective net assets.

           10.  WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Acquiring Fund if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

           11.  MISCELLANEOUS.

          11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

          11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

          11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Acquiring Fund shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

          11.4 This Agreement may be amended only by a signed writing between the parties.

          11.5 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

          11.6 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          11.7 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Declaration of Trust or the Acquiring Fund's Charter, respectively; a copy of the Fund's Declaration of Trust is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Fund's principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

          IN WITNESS WHEREOF, the Fund and the Acquiring Fund have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND By: J. David Officer, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

DREYFUS MUNICIPAL MONEY MARKET FUND, INC. By: J. David Officer, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

Exhibit B

DESCRIPTION OF THE ACQUIRING FUND'S BOARD MEMBERS

           Board members of the Acquiring Fund, together with information as to their positions with the Acquiring Fund, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age)                                  Principal Occupation                                Other Board Memberships and
Position with Acquiring Fund (Since)        During Past 5 Years                                 Affiliations
------------------------------------        --------------------                                ---------------------------
Joseph S. DiMartino (63)                    Corporate Director and Trustee                      The Muscular Dystrophy Association, Director
Chairman of the Board                                                                           Century Business Services, Inc., a provider of
(1995)                                                                                            outsourcing functions for small and medium
                                                                                                  sized companies, Director
                                                                                                The Newark Group, a provider of a national market
                                                                                                  of paper recovery facilities, paperboard mills
                                                                                                  and paperboard converting plants, Director
                                                                                                Sunair Services Corporation, a provider of
                                                                                                  certain outdoor-related services to homes and
                                                                                                  businesses, Director

David W. Burke (71)                         Corporate Director and Trustee                      John F. Kennedy Library Foundation,
Board Member (1994)                                                                               Director

William Hodding Carter III (72)             Professor of Leadership and Public Policy,          The Century Foundation, Emeritus Director
Board Member (1988)                           University of North Carolina, Chapel Hill         The Enterprise Corporation of the Delta, Director
                                              (January 1, 2006-present)
                                            President and Chief Executive Officer of the John
                                              S. and James L. Knight Foundation (February 1,
                                              1998-February 1, 2006)

Gordon J. Davis (65)                        Partner in the law firm of LeBoeuf, Lamb, Greene    Consolidated Edison, Inc., a utility company,
Board Member (2006)                            & MacRae, LLP                                      Director
                                            President, Lincoln Center for The Performing        Phoenix Companies, Inc., a life insurance
                                               Arts, Inc. (2001)                                  company, Director
                                                                                                Board Member/Trustee for several not-for-profit
                                                                                                  groups

Joni Evans (65)                             Principal, Joni Evans LTD.                          None
Board Member (2006)                         Senior Vice President of the William Morris
                                               Agency (2005)

Ehud Houminer (66)                          Executive-in-Residence at the Columbia Business     Avnet Inc., an electronics distributor, Director
Board Member (1994)                           School, Columbia University                       International Advisory Board to the MBA Program
                                                                                                  School of Management, Ben Gurion University,
                                                                                                  Chairman

Richard C. Leone (67)                       President of the Century Foundation (formerly,      The American Prospect, Director
Board Member (1980)                             The Twentieth Century Fund, Inc.), a tax        Center for American Progress, Director
                                                exempt research foundation engaged in the
                                                study of economic, foreign policy and
                                                domestic issues

Hans C. Mautner (69)                        President-International Division and an Advisory    Capital and Regional PLC, a British co-investing
Board Member (1980)                             Director of Simon Property Group, a real          real estate asset manager, Director
                                                estate investment company (1998-present)        Member-Board of Managers of:
                                            Director and Vice Chairman of Simon Property        Mezzacappa Long/Short Fund LLC
                                                Group (1998-2003)                               Mezzacappa Partners LLC
                                            Chairman and Chief Executive Officer of Simon
                                                Global Limited (1999-present)

Robin A. Melvin (43)                        Director, Boisi Family Foundation, a private        None
Board Member (1995)                           family foundation that supports youth-serving
                                              organizations that promote the self sufficiency
                                              of youth from disadvantaged circumstances

Burton N. Wallack (56)                      President and co-owner of Wallack Management        None
Board Member (2006)                            Company, a real estate management company

John E. Zuccotti (70)                       Chairman of Brookfield Financial Properties, Inc.   Emigrant Savings Bank, Director
Board Member (1980)                         Senior Counsel of Weil, Gotshal & Manges, LLP       Wellpoint, Inc., Director
                                            Chairman of the Real Estate Board of New York       Visiting Nurse Service of New York, Director
                                                                                                Columbia University, Trustee
                                                                                                Doris Duke Charitable Foundation, Trustee
[1]	None of the Board members are "interested persons" of the Acquiring Fund, as defined in the 1940 Act.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

          The undersigned shareholder of Dreyfus Florida Municipal Money Market Fund (the "Fund") hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on September 7, 2007, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 10:00 a.m., on Thursday, November 15, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE FUND'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

          3. TELEPHONE: Call 1-888-[221-0697] and follow the simple instructions.

          4. INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

          5. MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using the Enclosed Envelope

______________________________
Signature(s)            (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Municipal Money Market Fund, Inc. (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

               FOR                      AGAINST                     ABSTAIN
               /_/                               /_/                                    /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

            PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

September __, 2007

Acquisition of the Assets of

DREYFUS FLORIDA MUNICIPAL
MONEY MARKET FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

By and in Exchange for Shares of

DREYFUS MUNICIPAL MONEY MARKET
FUND, INC.

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated September __, 2007 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Florida Municipal Money Market Fund (the "Fund") in exchange for shares of Dreyfus Municipal Money Market Fund, Inc. (the "Acquiring Fund"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated October 1, 2006.

2.	The Acquiring Fund's Annual Report for the fiscal year ended May 31, 2007.

3.	The Fund's Annual Report for the fiscal year ended November 30, 2006.

4.	The Fund's Semi-Annual Report for the six-month period ended May 31, 2007.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of May 31, 2007.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report and Semi-Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated September __, 2007 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated October 1, 2006 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A, filed September 26, 2006 (File No. 2-65232). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated May 31, 2007, filed July 23, 2007.

          The Fund's Statement of Additional Information dated April 1, 2007 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A, filed March 29, 2007 (File No. 33-50213). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated November 30, 2006, filed January 29, 2007, and Semi-Annual Report for the six-month period ended May 31, 2007, filed July 24, 2007.

Pro Forma STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
May 31, 2007 (Unaudited)
                                                                         Principal Amount ($)                                     Value ($)
                                                          ----------------------------------------------------------------------------------------------
                                                              Dreyfus      Dreyfus Florida                   Dreyfus        Dreyfus Florida
                                                             Municipal       Municipal        Pro Forma     Municipal          Municipal      Pro Forma
                                                            Money Market    Money Market      Combined     Money Market      Money Market      Combined
                                                             Fund, Inc.        Fund            (*)          Fund, Inc.           Fund           (*)

                                     Coupon    Maturity
Short-Term Investments--100.0%        Rate (%)  Date
--------------------------------------------------------------------------------------------------------------------------------------------------------
Arizona--1.0%
Maricopa County Industrial
  Development Authority, MFHR,
  Refunding (San Clemente
  Apartments Project) (Insured;
  FNMA and Liquidity Facility;
  FNMA)                               3.82      6/7/07     10,000,000 a                   10,000,000     10,000,000                        10,000,000

Arkansas--.5%
Pulaski County Public Facilities
  Board, MFHR (Chapelridge
  Project) (LOC; Regions Bank)        3.84      6/7/07      5,650,000 a                    5,650,000      5,650,000                         5,650,000

California--1.7%
FHLMC Multifamily Certificates,
  Revenue (Insured; FHLMC and
  Liquidity Facility; FHLMC)          3.86      6/7/07     17,629,765 a,b                 17,629,765     17,629,765                        17,629,765

Colorado--3.0%
Colorado Educational and Cultural
  Facilities Authority, Student
  Housing Revenue (Fuller
  Theological Seminary Project)
  (LOC; Key Bank)                     3.86      6/7/07      9,900,000 a                    9,900,000      9,900,000                         9,900,000
Morgan Keegan Municipal Products
  Inc. Trust (City and County of
  Denver) (Liquidity Facility;
  Lloyds TSB Bank PLC and LOC;
  Ixis Corporate and Investment
  Bank)                               3.86      6/7/07      5,000,000 a,b                  5,000,000      5,000,000                         5,000,000
Mountain Village Housing
  Authority, Housing Facilities
  Revenue (Village Court
  Apartments Project) (LOC; U.S.
  Bank NA)                            3.81      6/7/07      6,600,000 a                    6,600,000      6,600,000                         6,600,000
Southern Ute Indian Tribe of the
  Southern Ute Indian
  Reservation, Revenue                3.83      6/7/07     10,000,000 a                   10,000,000     10,000,000                        10,000,000

Delaware--.6%
Delaware Economic Development
  Authority, MFHR (School House
  Project) (LOC; HSBC Bank USA)       4.10      6/7/07      6,700,000 a                    6,700,000      6,700,000                         6,700,000

District of Columbia--2.9%
Bank of New York Municipal
  Certificates Trust (District
  of Columbia Housing Finance
  Agency) (GIC; Trinity Funding
  Corporation and Liquidity
  Facility; The Bank of New York)     3.90      6/7/07      4,700,000 a,b                  4,700,000      4,700,000                         4,700,000
District of Columbia,
  Enterprise Zone Revenue
  (Trigen-Pepco Energy Services,
  LLC Issue) (LOC; M&T Bank)          3.93      6/7/07     10,435,000 a                   10,435,000     10,435,000                        10,435,000
District of Columbia Housing
  Finance Agency, SFMR (Insured;
  XLCA)                               4.00      7/16/07    15,000,000                     15,000,000     15,000,000                        15,000,000

Florida--33.7%
Alachua County,
  Revenue (North Central Florida
  YMCA, Inc. Project) (LOC;
  SouthTrust Bank)                    3.95      6/7/07                       1,630,000 a   1,630,000                        1,630,000       1,630,000
Alachua Housing Finance Authority,
  MFHR (Edenwood Park Project)
  (Liquidity Facility; Merrill
  Lynch)                              3.87      6/7/07                       3,345,000 a,b 3,345,000                        3,345,000       3,345,000
Bay County School District,
  Sales Tax Revenue (Insured;
  FSA)                                4.55      6/1/07                         100,000       100,000                          100,000         100,000
Broward County,
  IDR (GB Instruments Inc.
  Project) (LOC; Bank of America)     3.91      6/7/07                       1,820,000 a   1,820,000                        1,820,000       1,820,000
Broward County,
  Sales Tax Revenue, CP
  (Liquidity Facility; Dexia
  Credit Locale)                      3.60      6/6/07                       4,354,000     4,354,000                        4,354,000       4,354,000
Broward County,
  Sales Tax Revenue, CP
  (Liquidity Facility; Dexia
  Credit Locale)                      3.65      6/6/07                       4,100,000     4,100,000                        4,100,000       4,100,000
Broward County,
  Sales Tax Revenue, CP
  (Liquidity Facility; Dexia
  Credit Locale)                      3.70      6/6/07                       1,000,000     1,000,000                        1,000,000       1,000,000
Broward County Housing Finance
  Authority, MFHR (Cypress Grove
  Apartments Project) (Liquidity
  Facility; American
  International Group Funding
  Inc.)                               3.92      6/7/07     13,730,000 a     14,500,000 a  28,230,000     13,730,000        14,500,000      28,230,000
Broward County Housing Finance
  Authority, MFHR (Golf View
  Gardens Apartments Project)
  (LOC; Regions Bank)                 3.87      6/7/07      8,500,000 a                    8,500,000      8,500,000                         8,500,000
Broward County Housing Finance
  Authority, SFMR                     4.60      8/1/07                         100,000       100,000                          100,114         100,114
Broward County Housing Finance
  Authority, SFMR (Merlots
  Program) (Insured: FNMA and
  GNMA and Liquidity Facility;
  Wachovia Bank)                      3.88      6/7/07        795,000 a,b       10,000 a,b   805,000        795,000            10,000         805,000
Broward County School Board,
  COP, Refunding (Master Lease
  Purchase Agreement) (Insured;
  AMBAC)                              4.80      7/1/07                         100,000       100,000                          100,058         100,058
Capital Trust Agency,
  Multifamily Revenue (Liquidity
  Facility; Merrill Lynch
  Capital Services and LOC;
  Merrill Lynch)                      3.85      6/7/07                      25,840,000a,b 25,840,000                       25,840,000      25,840,000
Clearwater Housing Authority,
  Housing Revenue (Affordable
  Housing Acquisition Program)
  (Insured; FSA)                      4.95      6/1/07                         345,000       345,000                          345,000         345,000
Collier County Industrial
  Development Authority, IDR
  (March Project) (LOC; Wachovia
  Bank)                               3.93      6/7/07                       2,810,000 a   2,810,000                        2,810,000       2,810,000
Dade County,
  Resource Recovery Facility
  Revenue, Refunding (Insured;
  AMBAC)                              5.30      10/1/07                        100,000       100,000                          100,503         100,503
Dade County Industrial Development
  Authority, IDR (U.S. Holdings
  Inc. Project) (LOC; SunTrust
  Bank)                               3.91      6/7/07                         625,000 a     625,000                          625,000         625,000
DeSoto County,
  Capital Improvement Revenue
  (Insured; MBIA)                     4.00      10/1/07                        250,000       250,000                          250,241         250,241
Escambia County Housing Finance
  Authority, SFMR (Merlots
  Program) (Insured: FNMA and
  GNMA and Liquidity Facility;
  Wachovia Bank)                      3.88      6/7/07                       1,735,000 a,b 1,735,000                        1,735,000       1,735,000
Escambia County Utilities
  Authority, Utility System
  Revenue (Insured; FGIC)             4.25      1/1/08                         100,000       100,000                          100,281         100,281
Florida,
  GO Notes (Department of
  Transportation Right of Way
  Acquisition and Bridge
  Construction)                       5.00      7/1/07                         250,000       250,000                          250,209         250,209
Florida, State Board of Education,
  Lottery Revenue (Insured; FGIC)     4.50      7/1/07                         100,000       100,000                          100,064         100,064
Florida, State Board of Education,
  Lottery Revenue (Insured; FGIC)     5.00      7/1/07                         490,000       490,000                          490,512         490,512
Florida, State Board of Education,
  Lottery Revenue (Insured; FGIC)     5.00      7/1/07                         200,000       200,000                          200,210         200,210
Florida, State Board of Education,
  Lottery Revenue (Insured; FGIC)     5.20      7/1/07                         100,000       100,000                          100,104         100,104
Florida, State Board of Education,
  Lottery Revenue (Insured; FGIC)     5.75      7/1/07                         400,000       400,000                          400,571         400,571
Florida, State Board of Education,
  Public Education Capital
  Outlay, GO Notes                    6.00      6/1/07                         200,000       200,000                          200,000         200,000
Florida, State Board of Education,
  Public Education Capital
  Outlay, GO Notes, Refunding         4.40      6/1/07                         500,000       500,000                          500,000         500,000
Florida, State Board of Education,
  Public Education Capital
  Outlay, GO Notes, Refunding         5.00      6/1/07                         100,000       100,000                          100,000         100,000
Florida, State Board of Education,
  Public Education Capital
  Outlay, GO Notes, Refunding         5.00      6/1/07                         130,000       130,000                          130,000         130,000
Florida, State Board of Education,
  Public Education Capital
  Outlay, GO Notes, Refunding         5.50      6/1/07                         400,000       400,000                          400,000         400,000
Florida, State Board of Education,
  Public Education Capital
  Outlay, GO Notes, Refunding         5.00      6/1/08                         150,000       150,000                          151,817         151,817
Florida Department of
  Environmental Protection,
  Preservation 2000 Revenue
  (Insured; FGIC)                     4.00      7/1/07                         100,000       100,000                          100,008         100,008
Florida Department of
  Environmental Protection,
  Preservation 2000 Revenue
  (Insured; FGIC)                     5.50      7/1/07                         200,000       200,000                          200,240         200,240
Florida Development Finance
  Corporation, IDR (Air
  Technology) (LOC; Wachovia
  Bank)                               3.93      6/7/07                       2,000,000 a   2,000,000                        2,000,000       2,000,000
Florida Development Finance
  Corporation, IDR (Atlantic
  Truss Group, LLC Project)
  (LOC; Wachovia Bank)                3.93      6/7/07                       2,975,000 a   2,975,000                        2,975,000       2,975,000
Florida Development Finance
  Corporation, IDR (Byrd
  Technologies Inc. Project)
  (LOC; Wachovia Bank)                3.93      6/7/07                       1,330,000 a   1,330,000                        1,330,000       1,330,000
Florida Development Finance
  Corporation, IDR (Downey Glass
  Industries, LLC Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                         645,000 a     645,000                          645,000         645,000
Florida Development Finance
  Corporation, IDR (DSLA Realty
  LC Project) (LOC; SunTrust
  Bank)                               3.99      6/7/07                       1,190,000 a   1,190,000                        1,190,000       1,190,000
Florida Development Finance
  Corporation, IDR (Energy
  Planning Associates
  Corporation Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                       1,290,000 a   1,290,000                        1,290,000       1,290,000
Florida Development Finance
  Corporation, IDR (Enterprise
  2650 LLC Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                         985,000 a     985,000                          985,000         985,000
Florida Development Finance
  Corporation, IDR (Florida Food
  Products, Inc. Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                       2,200,000 a   2,200,000                        2,200,000       2,200,000
Florida Development Finance
  Corporation, IDR (Florida
  Steel Project) (LOC; Wachovia
  Bank)                               3.93      6/7/07                         855,000 a     855,000                          855,000         855,000
Florida Development Finance
  Corporation, IDR (Increte LLC
  Project) (LOC; Wachovia Bank)       3.93      6/7/07                       1,910,000 a   1,910,000                        1,910,000       1,910,000
Florida Development Finance
  Corporation, IDR (Jamivon
  Properties Inc. Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                       1,600,000 a   1,600,000                        1,600,000       1,600,000
Florida Development Finance
  Corporation, IDR (Kelray Real
  Estate Project) (LOC; Wachovia
  Bank)                               3.93      6/7/07                         810,000 a     810,000                          810,000         810,000
Florida Development Finance
  Corporation, IDR (Octex
  Corporation Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                         150,000 a     150,000                          150,000         150,000
Florida Development Finance
  Corporation, IDR (R.L. Smith
  Investments LLC Project) (LOC;
  SunTrust Bank)                      3.99      6/7/07                         860,000 a     860,000                          860,000         860,000
Florida Development Finance
  Corporation, IDR (Retro
  Elevator Corporation Project)
  (LOC; Wachovia Bank)                3.93      6/7/07                         745,000 a     745,000                          745,000         745,000
Florida Development Finance
  Corporation, IDR (Suncoast
  Bakeries, Inc. Project) (LOC;
  SunTrust Bank)                      3.86      6/7/07                         700,000 a     700,000                          700,000         700,000
Florida Development Finance
  Corporation, IDR (Trese Inc.
  Project) (LOC; Wachovia Bank)       3.93      6/7/07                         880,000 a     880,000                          880,000         880,000
Florida Development Finance
  Corporation, IDR (Twin Vee
  PowerCats, Inc. Project) (LOC;
  SunTrust Bank)                      3.91      6/7/07                       1,720,000 a   1,720,000                        1,720,000       1,720,000
Florida Education System,
  University System Improvement
  Revenue, Refunding (Insured;
  AMBAC)                              5.00      7/1/07                         205,000       205,000                          205,183         205,183
Florida Finance Housing
  Corporation, MFHR (Falls of
  Venice Project) (Insured; FNMA
  and Liquidity Facility; FNMA)       3.87      6/7/07                       4,080,000 a   4,080,000                        4,080,000       4,080,000
Florida Housing Finance
  Corporation, Homeowner
  Mortgage Revenue                    3.70      1/1/08                         260,000       260,000                          260,000         260,000
Florida Housing Finance Agency,
  Housing Revenue (Caribbean Key
  Apartments Project) (LOC; FNMA)     3.81      6/7/07     11,625,000 a                   11,625,000     11,625,000                        11,625,000
Florida Hurricane Catastrophe Fund
  Finance Corporation, Revenue        5.00      7/1/08                       7,500,000     7,500,000                        7,598,077       7,598,077
Gulf Breeze,
  Healthcare Facilities Revenue
  (Heritage Healthcare Project)
  (Liquidity Facility; AIG
  SunAmerica Assurance)               3.98      6/7/07                      15,630,000 a  15,630,000                       15,630,000      15,630,000
Highlands County Health Facilities
  Authority, HR, Refunding
  (Adventist Health
  System/Sunbelt Obligated Group)     5.00      11/15/07                       100,000       100,000                          100,500         100,500
Hillsborough County,
  Solid Waste and RRR (Putters
  Program) (Insured; AMBAC and
  Liquidity Facility; JPMorgan
  Chase Bank)                         3.86      6/7/07                       9,745,000 a,b 9,745,000                        9,745,000       9,745,000
Hillsborough County Aviation
  Authority, Revenue (Merlots
  Program) (Tampa International
  Airport) (Insured; MBIA and
  Liquidity Facility; Wachovia
  Bank)                               3.88      6/7/07                       1,970,000 a,b 1,970,000                        1,970,000       1,970,000
Hillsborough County Aviation
  Authority, Revenue (Tampa
  International Airport)
  (Insured; MBIA)                     5.00     10/1/07                        285,000        285,000                          286,202         286,202
Hillsborough County Aviation
  Authority, Revenue, Refunding
  (Tampa International Airport)
  (Insured; MBIA)                     5.00     10/1/07                      1,050,000      1,050,000                        1,054,601       1,054,601
Hillsborough County Industrial
  Development Authority, IDR
  (Allied Aerofoam Project)
  (LOC; Wachovia Bank)                3.88      6/7/07                      2,600,000 a    2,600,000                        2,600,000       2,600,000
Hillsborough County Industrial
  Development Authority, IDR
  (Seaboard Tampa Terminals
  Venture Project) (LOC;
  Wachovia Bank)                      3.88      6/7/07                      4,000,000 a    4,000,000                        4,000,000       4,000,000
Hillsborough County Industrial
  Development Authority, IDR,
  Refunding (Leslie Controls
  Inc.) (LOC; SunTrust Bank)          3.86      6/7/07                      3,535,000 a    3,535,000                        3,535,000       3,535,000
Jacksonville,
  Educational Facilities Revenue
  (Edward Waters College
  Project) (LOC; Wachovia Bank)       3.70      10/1/07                     1,530,000      1,530,000                        1,530,000       1,530,000
Jacksonville Economic Development
  Commission, IDR (Load King
  Manufacturing Company Inc.
  Project) (LOC; SouthTrust Bank)     3.91      6/7/07                      2,060,000 a    2,060,000                        2,060,000       2,060,000
JEA,
  Saint Johns River Power Park
  System Revenue, Refunding           5.25      10/1/07                       180,000        180,000                          180,913         180,913
JEA,
  Water and Sewer System
  Revenue, Refunding                  4.00      10/1/07                       100,000        100,000                          100,096         100,096
Jupiter Island,
  Utility System Revenue (South
  Martin Regional Utility)
  (Insured; MBIA)                     4.30      10/1/07                       100,000        100,000                          100,179         100,179
Kissimmee Utility Authority,
  CP (Liquidity Facility;
  JPMorgan Chase Bank)                3.75      6/12/07                     3,000,000      3,000,000                        3,000,000       3,000,000
Kissimmee Utility Authority,
  CP (Liquidity Facility;
   JPMorgan Chase Bank)               3.75      6/12/07                    10,000,000     10,000,000                       10,000,000      10,000,000
Lake County Industrial Development
  Authority, Revenue (Locklando
  Door and Millwork, Inc.
  Project) (LOC; Wachovia Bank)       3.88      6/7/07                      3,085,000 a    3,085,000                        3,085,000       3,085,000
Lee County Educational Facilities
  Authority, Educational
  Facilities Revenue
  (International College
  Foundation Inc. Project) (LOC;
  SunTrust Bank)                      3.86      6/7/07                      1,875,000 a    1,875,000                        1,875,000       1,875,000
Lee County Housing Finance
  Authority, MFHR (Heron Pond
  Apartments) (LOC; Regions Bank)     3.87      6/7/07                      5,905,000 a    5,905,000                        5,905,000       5,905,000
Lee County Housing Finance
  Authority, SFHR (Merlots
  Program) (Insured: FNMA and
  GNMA and Liquidity Facility;
  Wachovia Bank)                      3.88      6/7/07                      1,690,000 a,b  1,690,000                        1,690,000       1,690,000
Lee County Housing Finance
  Authority, SFMR (Multi-County
  Program) (Insured;
  Transamerica Life and
  Insurance)                          3.90      9/5/07                      4,600,000      4,600,000                        4,600,000       4,600,000
Lee County Industrial Development
  Authority, Utility System
  Revenue (North Fort Myers
  Utility, Inc. Project) (LOC;
  SunTrust Bank)                      3.81      6/7/07      5,100,000 a                     5,100,000      5,100,000                         5,100,000
Lee County Industrial Development
  Authority, Utility System
  Revenue, Refunding (Bonita
  Springs Utilities, Inc.
  Project) (Insured; AMBAC)           4.25      11/1/07                       105,000        105,000                          105,038         105,038
Manatee County,
  IDR (Avon Cabinet Corporation
  Project) (LOC; Bank of America)     3.86      6/7/07                      1,950,000 a    1,950,000                        1,950,000       1,950,000
Marion County Industrial
  Development Authority, IDR
  (Universal Forest Products)
  (LOC; Wachovia Bank)                3.93      6/7/07                      2,500,000 a    2,500,000                        2,500,000       2,500,000
Martin County,
  PCR, Refunding (Florida Power
  and Light Company Project)          3.93      6/1/07     25,900,000 a                   25,900,000      25,900,000                        25,900,000
Miami-Dade County,
  Aviation Revenue, Refunding
  (Insured; FGIC)                     5.25      10/1/07                       305,000        305,000                          306,396         306,396
Miami-Dade County Industrial
  Development Authority, IDR
  (Dutton Press Inc. Project)
  (LOC; SunTrust Bank)                3.86      6/7/07                      1,520,000 a    1,520,000                        1,520,000       1,520,000
Miami-Dade County Industrial
  Development Authority, IDR
  (Futurama Project) (LOC;
  SunTrust Bank)                      3.98      6/7/07                      1,910,000 a    1,910,000                        1,910,000       1,910,000
Miami-Dade County Industrial
  Development Authority, IDR
  (Ram Investments Project)
  (LOC; Wachovia Bank)                3.88      6/7/07                      2,810,000 a    2,810,000                        2,810,000       2,810,000
Miami-Dade County Industrial
  Development Authority, IDR
  (von Drehle Holdings, LLC
  Project) (LOC; Branch Banking
  and Trust Company)                  3.91      6/7/07                      1,830,000 a    1,830,000                        1,830,000       1,830,000
Miami-Dade County Industrial
  Development Authority, Revenue
  (Altira, Inc. Project) (LOC;
  SunTrust Bank)                      3.86      6/7/07                      1,950,000 a    1,950,000                        1,950,000       1,950,000
Orange County Health Facilities
  Authority, Revenue, CP (LOC;
  SunTrust Bank)                      3.75      9/13/07                     5,000,000      5,000,000                        5,000,000       5,000,000
Orange County Housing Finance
  Authority, MFHR (Windsor Pines
  Project) (LOC; Bank of America)     3.93      6/7/07                      1,300,000 a    1,300,000                        1,300,000       1,300,000
Orange County Industrial
  Development Authority, Revenue
  (Trinity Preparatory School of
  Florida, Inc. Project) (LOC;
  Wachovia Bank)                      3.88      6/7/07                        220,000 a      220,000                          220,000         220,000
Orange County School Board Leasing
  Corporation, COP (Master Lease
  Purchase Agreement) (Insured;
  MBIA)                               5.10      8/1/07                        750,000        750,000                          751,428         751,428
Palm Beach County,
  GO Notes, Refunding                 4.60      7/1/07                        100,000        100,000                          100,057         100,057
Palm Beach County,
  IDR, Refunding (Eastern Metal
  Supply Inc. Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                      2,615,000 a    2,615,000                        2,615,000       2,615,000
Palm Beach County Housing Finance
  Authority, MFHR (Azalea Place
  Apartments Project) (LOC;
  SunTrust Bank)                      3.98      6/7/07                      1,000,000 a    1,000,000                        1,000,000       1,000,000
Pasco County Educational
  Facilities Authority, Revenue
  (Saint Leo University Project)
  (LOC; Amsouth Bank)                 3.93      6/7/07                      1,090,000 a    1,090,000                        1,090,000       1,090,000
Pensacola,
  Airport Revenue (Insured; MBIA)     5.40      10/1/07                       155,000        155,000                          155,785         155,785
Pinellas County Industrial
  Development Authority, IDR
  (Falcon Enterprises Inc.
  Project) (LOC; SunTrust Bank)       3.91      6/7/07                      1,830,000 a    1,830,000                        1,830,000       1,830,000
Pinellas County Industrial
  Development Authority, IDR
  (Restorative Care of America
  Project) (LOC; SunTrust Bank)       3.91      6/7/07                      1,500,000 a    1,500,000                        1,500,000       1,500,000
Pinellas County Industry Council,
  IDR (Molex ETC Inc. Project)
  (LOC; Wachovia Bank)                3.93      6/7/07                      2,350,000 a    2,350,000                        2,350,000       2,350,000
Pinellas County Industry Council,
  Revenue (Lutheran Church of
  the Cross Day School Project)
  (LOC; Wachovia Bank)                3.88      6/7/07                        225,000 a      225,000                          225,000         225,000
Polk County Industrial Development
  Authority, IDR (Elite Building
  Products, Inc. Project) (LOC;
  Wachovia Bank)                      3.93      6/7/07                      1,890,000 a    1,890,000                        1,890,000       1,890,000
Polk County Industrial Development
  Authority, IDR (Florida Treatt
  Inc. Project) (LOC; Bank of
  America)                            3.86      6/7/07                      3,855,000 a    3,855,000                        3,855,000       3,855,000
Polk County Industrial Development
  Authority, IDR (GSG
  Investments Project) (LOC;
  Wachovia Bank)                      3.88      6/7/07                      2,330,000 a    2,330,000                        2,330,000       2,330,000
Putnam County Development
  Authority, PCR (Seminole
  Electric Cooperative, Inc.
  Project)                            3.88      6/7/07                      4,835,000 a    4,835,000                        4,835,000       4,835,000
Putnam County Development
  Authority, PCR (Seminole
  Electric Cooperative, Inc.
  Project)                            3.88      6/7/07                      2,030,000 a    2,030,000                        2,030,000       2,030,000
Riveria Beach,
  IDR (K. Rain Manufacturing
  Project) (LOC; SunTrust Bank)       3.86      6/7/07                      2,030,000 a    2,030,000                        2,030,000       2,030,000
Saint John's County Industrial
  Development Authority, Health
  Facilites Revenue (Coastal
  Health Care Investors, Ltd.
  Project) (LOC; SunTrust Bank)       3.90      6/7/07                      1,300,000 a    1,300,000                        1,300,000       1,300,000
Saint John's County Industrial
  Development Authority, IDR
  (Bronz-Glow Technologies
  Project) (LOC; Wachovia Bank)       4.00      6/7/07                      1,130,000 a    1,130,000                        1,130,000       1,130,000
Saint Johns County School Board
  Leasing Corporation, COP
  (School Board of Saint Johns
  County, Florida Master Lease
  Program) (Insured; MBIA)            4.00      7/1/07                      1,660,000      1,660,000                        1,660,049       1,660,049
Saint Lucie County,
  IDR (A-1 Roof Trusses Company
  Project) (LOC; SouthTrust Bank)     4.00      6/7/07                      1,105,000 a    1,105,000                        1,105,000       1,105,000
Saint Petersburg,
  Utility Tax Revenue, Refunding
  (Insured; AMBAC)                    5.00      6/1/07                        500,000        500,000                          500,000         500,000
Sarasota County,
  IDR (Sarasota Military
  Academy, Inc. Project) (LOC;
  Wachovia Bank)                      3.88      6/7/07                        460,000 a      460,000                          460,000         460,000
Sumter County Industrial
  Development Authority, IDR
  (Robbins Manufacturing Company
  Project) (LOC; Wachovia Bank)       3.93      6/7/07                        485,000 a      485,000                          485,000         485,000
Sunshine State Governmental
  Financing Commission, Revenue,
  CP (Liquidity Facility; DEPFA
  Bank PLC)                           3.90      6/13/07     8,525,000       4,000,000     12,525,000      8,525,000         4,000,000      12,525,000
Sunshine State Governmental
  Financing Commission, Revenue,
  CP (Liquidity Facility; Bank
  of Nova Scotia)                     3.75      8/20/07                    14,650,000     14,650,000                       14,650,000      14,650,000
Sunshine State Governmental
  Financing Commission, Revenue,
  CP (Liquidity Facility; DEPFA
  Bank PLC)                           3.82      10/11/07    5,500,000                      5,500,000      5,500,000                         5,500,000
Sunshine State Governmental
  Financing Commission, Revenue,
  CP (Liquidity Facility; DEPFA
  Bank PLC)                           3.75      9/12/07                    11,800,000     11,800,000                       11,800,000      11,800,000
Sunshine State Governmental
  Financing Commission, Revenue,
  CP (Liquidity Facility; DEPFA
  Bank PLC)                           3.78      9/13/07                     3,000,000      3,000,000                        3,000,000       3,000,000
Sunshine State Governmental
  Financing Commission, Revenue,
  CP (Liquidity Facility;
  SunTrust Bank)                      3.78      9/13/07     2,461,000                      2,461,000      2,461,000                         2,461,000
Tallahassee,
  Energy System Revenue,
  Refunding (Insured; FSA)            5.00      10/1/07                     1,000,000      1,000,000                        1,004,231       1,004,231
Tamarac,
  IDR (Arch Aluminum and Glass
  Company) (LOC; Comerica Bank)       3.93      6/7/07                      1,000,000 a    1,000,000                        1,000,000       1,000,000
Tampa,
  Health System Revenue
  (Catholic Health East Issue)
  (Insured; MBIA)                     5.50      11/15/07                    5,000,000      5,000,000                        5,038,874       5,038,874
Volusia County Industrial
  Development Authority, IDR
  (Easter Seals Society of
  Volusia and Flager Counties
  Inc. Project) (LOC; Wachovia
  Bank)                               3.88      6/7/07                        345,000 a      345,000                          345,000         345,000

Georgia--3.2%
Conyers Housing Authority,
  MFHR (Towne Pointe Apartments
  Project) (LOC; Amsouth Bank)        3.83      6/7/07      4,000,000 a                    4,000,000      4,000,000                         4,000,000
DeKalb County Housing Authority,
  MFHR (The Forest at Columbia
  Apartments Project) (LOC;
  First Tennessee Bank)               3.86      6/7/07      8,300,000 a                    8,300,000      8,300,000                         8,300,000
Gwinnett County Development
  Authority, IDR (Suzanna's
  Kitchen Inc. Project) (LOC;
  Wachovia Bank)                      3.88      6/7/07      5,800,000 a                    5,800,000      5,800,000                         5,800,000
Municipal Electric Authority of
  Georgia, CP (LOC; JPMorgan
  Chase Bank)                         3.93      6/13/07    10,000,000                     10,000,000     10,000,000                        10,000,000
Savannah Economic Development
  Authority, Exempt Facility
  Revenue (Home Depot Project)        3.81      6/7/07      5,000,000 a                    5,000,000      5,000,000                         5,000,000

Hawaii--.7%
Hawaii Pacific Health,
  Special Purpose Revenue
  (Department of Budget and
  Finance) (Insured; Radian Bank
  and Liquidity Facility; Bank
  of Nova Scotia)                     3.85      6/7/07      7,000,000 a                     7,000,000      7,000,000                         7,000,000

Illinois--2.7%
Chicago,
  Collateralized SFMR                 3.87      3/6/08      9,000,000                       9,000,000      9,000,000                         9,000,000
Illinois,
  GO Certificates                     4.25      6/7/07     10,000,000                      10,000,000     10,000,742                        10,000,742
Lake County,
  MFHR (Grand Oaks Apartments
  Project) (Insured; FNMA and
  Liquidity Facility; FNMA)           3.83      6/7/07      9,000,000 a                     9,000,000      9,000,000                         9,000,000

Indiana--2.1%
ABN AMRO Munitops Certificates
  Trust (Indianapolis Local
  Public Improvement Bond Bank -
  Indianapolis Airport Authority
  Project) (Insured; AMBAC and
  Liquidity Facility; ABN-AMRO)       3.88      6/7/07     10,000,000 a,b                 10,000,000     10,000,000                        10,000,000
Indiana Bond Bank,
  Revenue (Interim Midyear
  Funding Program Notes)              3.87      6/26/07     8,820,000                      8,820,000      8,820,000                         8,820,000
Wabash,
  EDR (Wabash Alloys Project)
  (LOC; Bank of America)              3.90      6/7/07      3,750,000 a                    3,750,000      3,750,000                         3,750,000

Kansas--.9%
Junction City,
  GO Temporary Notes                  5.00      6/1/08      3,955,000                      3,955,000      3,993,273                         3,993,273
Kansas Development Finance
  Authority, MFHR, Refunding
  (Chesapeake Apartments
  Project) (LOC; FHLB)                3.80      6/7/07      5,500,000 a                    5,500,000      5,500,000                         5,500,000

Kentucky--3.5%
Kenton County Airport Board,
  Special Facilities Revenue
  (Airis Cincinnati LLC Project)
  (LOC; Deutsche Postbank)            3.85      6/7/07     30,900,000 a                   30,900,000     30,900,000                        30,900,000
Somerset,
  Industrial Building Revenue
  (Wonderfuel LLC Project) (LOC;
  Bank of America)                    3.91      6/7/07      5,520,000 a                    5,520,000      5,520,000                         5,520,000

Louisiana--1.8%
Ascension Parish,
  Revenue, CP (BASF Corporation
  Project)                            3.80      6/21/07     5,000,000                      5,000,000      5,000,000                         5,000,000
Bank of New York Municipal
  Certificates Trust (Lake
  Charles Harbor and Terminal
  District) (Liquidity Facility;
  The Bank of New York and LOC;
  The Bank of New York)               3.90      6/7/07      9,700,000 a,b                  9,700,000      9,700,000                         9,700,000
Quachita Parish Industrial
  Development Board, IDR
  (Garrett Manufacturing, LLC
  Project) (LOC; Regions Bank)        3.86      6/7/07      3,790,000 a                    3,790,000      3,790,000                         3,790,000

Maryland--.6%
Baltimore County,
  Revenue, Refunding (Shade Tree
  Trace Apartments Facility)
  (LOC; M&T Bank)                     3.88      6/7/07      5,485,000 a                    5,485,000      5,485,000                         5,485,000
Maryland Economic Development
  Corporation, Revenue
  (Todd/Allan Printing Facility)
  (LOC; M&T Bank)                     4.08      6/7/07      1,055,000 a                    1,055,000      1,055,000                         1,055,000

Massachusetts--1.9%
Massachusetts,
   CP (LOC; Bayerische Landesbank)    3.85      6/8/07     10,000,000                     10,000,000     10,000,000                        10,000,000
Massachusetts,
   CP (LOC; BNP Paribas)              3.92      6/7/07     10,000,000                     10,000,000     10,000,000                        10,000,000

Michigan--.6%
Detroit Downtown Development
  Authority, LR, Refunding
  (Millender Center Project)
  (LOC; HSBC Bank USA)                4.10      6/7/07      7,000,000 a                    7,000,000      7,000,000                         7,000,000

Mississippi--1.3%
Mississippi Business Finance
  Corporation, Revenue (Belhaven
  College Project) (LOC; First
  Tennessee Bank)                     3.90      6/7/07      7,900,000 a                    7,900,000      7,900,000                         7,900,000
Mississippi Hospital Equipment and
  Facilities Authority, Revenue
  (Mississippi Methodist
  Hospital and Rehabilitation
  Center, Inc. Project) (LOC;
  First Tennessee Bank)               3.90      6/7/07      5,660,000 a                    5,660,000      5,660,000                         5,660,000

Missouri--1.5%
Kansas City Industrial Development
  Authority, Revenue (Ewing
  Marion Kauffman Foundation
  Project)                            3.90      6/1/07      5,850,000 a                    5,850,000      5,850,000                         5,850,000
Saint Louis,
  General Fund Revenue, TRAN          4.50      6/29/07    10,000,000                     10,000,000     10,005,545                        10,005,545

New Hampshire--1.1%
New Hampshire Health and Education
  Facilities Authority, Health
  Care Facilities Revenue (South
  New Hampshire Medical Center)
  (Insured; Radian Bank and
  Liquidity Facility; Bank of
  America)                            3.82      6/7/07      8,000,000 a                    8,000,000      8,000,000                         8,000,000
New Hampshire Health and Education
  Facilities Authority, Revenue
  (Riverbend Issue) (LOC; TD
  Banknorth N.A.)                     3.81      6/7/07      4,075,000 a                    4,075,000      4,075,000                         4,075,000

New York--1.0%
Albany City School District,
   GO Notes, BAN                      4.50      6/29/07    10,000,000                     10,000,000     10,003,316                        10,003,316

North Carolina--1.5%
Durham County,
  Multifamily Revenue (Falls
  Pointe Apartments) (Liquidity
  Facility; Merrill Lynch and
  LOC; Merrill Lynch)                 3.87      6/7/07     15,765,000 a,b                 15,765,000     15,765,000                        15,765,000

Ohio--2.2%
Hamilton County,
  Hospital Facilities Revenue
  (Christ Hospital) (Insured;
  FSA and Liquidity Facility;
  Svenska Handelsbanken)              3.85      6/7/07     10,000,000 a,b                 10,000,000     10,000,000                        10,000,000
Lake County,
  Hospital Facilities Revenue
  (Lake Hospital System, Inc.)
  (Insured; Radian Bank and
  Liquidity Facility; Bank of
  America)                            3.84      6/7/07     11,400,000 a                   11,400,000     11,400,000                        11,400,000
Lorain County,
  IDR (Cutting Dynamics, Inc.
  Project) (LOC; National City
  Bank)                               3.89      6/7/07      2,230,000 a                    2,230,000      2,230,000                         2,230,000

Oklahoma--.5%
Tulsa County Industrial Authority,
  Capital Improvements Revenue
  (Liquidity Facility; Bank of
  America)                            3.70      11/15/07    5,000,000                      5,000,000      5,000,000                         5,000,000

Pennsylvania--8.6%
Dauphin County General Authority,
  Revenue (Insured; FSA and
  Liquidity Facility: Bank of
  Nova Scotia and KBC Bank)           3.79      6/7/07     30,100,000 a                   30,100,000     30,100,000                        30,100,000
Dauphin County General Authority,
  Revenue (School District
  Pooled Financing Program II)
  (Insured; AMBAC and Liquidity
  Facility; Bank of Nova Scotia)      3.79      6/7/07     18,855,000 a                   18,855,000     18,855,000                        18,855,000
Lancaster County Hospital
  Authority, Health Center
  Revenue (Luthercare Project)
  (LOC; M&T Bank)                     3.81      6/7/07     16,825,000 a                   16,825,000     16,825,000                        16,825,000
Montgomery County Higher Education
  and Health Authority, Revenue
  (Pennsylvania Higher Education
  and Health Loan) (LOC; M&T
  Bank)                               3.84      6/7/07      9,580,000 a                    9,580,000      9,580,000                         9,580,000
Montgomery County Higher Education
  and Health Authority, Revenue
  (Pennsylvania Higher Education
  and Health Loan) (LOC; M&T
  Bank)                               3.88      6/7/07      7,165,000 a                    7,165,000      7,165,000                         7,165,000
Susquehanna County Industrial
  Development Authority, IDR
  (Stabler Companies, Inc.
  Project) (LOC; Wachovia Bank)       3.93      6/7/07      3,200,000 a                    3,200,000      3,200,000                         3,200,000
Susquehanna County Industrial
  Development Authority, Revenue
  (Pennfield Corporation
  Project) (LOC; Fulton Bank)         3.96      6/7/07      4,390,000 a                    4,390,000      4,390,000                         4,390,000

Tennessee--4.1%
Municipal Energy Acquisition
  Corporation, Gas Revenue
  (Putters Program) (Liquidity
  Facility; JPMorgan Chase Bank
  and LOC; JPMorgan Chase Bank)       3.82      6/7/07     25,000,000 a,b                 25,000,000     25,000,000                        25,000,000
Tennergy Corporation,
  Gas Revenue (Putters Program)
  (Liquidity Facility; JPMorgan
  Chase Bank)                         3.82      6/7/07      9,000,000 a,b                  9,000,000      9,000,000                         9,000,000
Tennergy Corporation,
  Gas Revenue (Putters Program)
  (LOC; BNP Paribas)                  3.82      6/7/07      9,000,000 a,b                  9,000,000      9,000,000                         9,000,000

Texas--11.1%
Bell County Housing Finance
  Corporation, MFHR (Liquidity
  Facility; Merrill Lynch
  Capital Services and LOC;
  Merrill Lynch)                      3.89      6/7/07      8,825,000 a,b                  8,825,000      8,825,000                         8,825,000
Dallas-Fort Worth International
  Airport Facilities Improvement
  Corporation, Airport Revenue
  (Merlots Program) (Insured;
  FSA and Liquidity Facility;
  Wachovia Bank)                      3.88      6/7/07      3,510,000 a,b                  3,510,000      3,510,000                         3,510,000
Harris County Metropolitan Transit
  Authority, Sales and Use Tax
  Revenue, CP (LOC; DEPFA Bank
  PLC)                                3.70      8/15/07     6,000,000                      6,000,000      6,000,000                         6,000,000
Houston,
  Airport System Revenue, CP
  (LOC; Dexia Credit Locale)          3.72      7/24/07    10,000,000                     10,000,000     10,000,000                        10,000,000
Houston,
  Airport System Revenue, CP
  (LOC; Dexia Credit Locale)          3.70      7/30/07     5,000,000                      5,000,000      5,000,000                         5,000,000
Houston,
  CP (Liquidity Facility; DEPFA
  Bank PLC)                           3.80      8/13/07    10,000,000                     10,000,000     10,000,000                        10,000,000
Port of Port Arthur Navigation
  District, Environmental
  Facilities Revenue, Refunding
  (Motiva Enterprises Project)        3.90      6/7/07      5,000,000 a                    5,000,000      5,000,000                         5,000,000
Revenue Bond Certificate Series
  Trust, Revenue (Dewitt) (GIC;
  American International Group
  Funding Inc.)                       4.08      6/7/07      8,265,000 a,b                  8,265,000      8,265,000                         8,265,000
Revenue Bond Certificate Series
  Trust, Revenue (Greens
  Project) (GIC; American
  International Group Funding
  Inc.)                               4.08      6/7/07      5,774,000 a,b                  5,774,000      5,774,000                         5,774,000
Revenue Bond Certificate Series
  Trust, Revenue (Heather Lane
  Apartments) (GIC; American
  International Group Funding
  Inc.)                               4.08      6/7/07     10,600,000 a,b                 10,600,000     10,600,000                        10,600,000
Revenue Bond Certificate Series
  Trust, Revenue (Landings)
  (GIC; American International
  Group Funding Inc.)                 4.08      6/7/07      8,430,000 a,b                  8,430,000      8,430,000                         8,430,000
Revenue Bond Certificate Series
  Trust, Revenue (Ranch View)
  (GIC; American International
  Group Funding Inc.)                 4.08      6/7/07      5,810,000 a,b                  5,810,000      5,810,000                         5,810,000
Revenue Bond Certificate Series
  Trust, Revenue (Silverton
  Village Town Homes) (GIC;
  American International Group
  Funding Inc.)                       4.08      6/7/07      5,963,000 a,b                  5,963,000      5,963,000                         5,963,000
Revenue Bond Certificate Series
  Trust, Revenue (Wildwood
  Branch) (GIC; American
  International Group Funding
  Inc.)                               4.08      6/7/07      3,725,000 a,b                  3,725,000      3,725,000                         3,725,000
San Antonio,
  Airport System Revenue,
  Refunding (Insured; FSA)            5.75      7/1/07      4,545,000                      4,545,000      4,553,116                         4,553,116
Texas Municipal Gas Acquisition
  and Supply Corporation I, Gas
  Supply Revenue (Liquidity
  Facility; Merrill Lynch
  Capital Services and LOC;
  Merrill Lynch)                      3.84      6/7/07     12,770,000 a,b                 12,770,000     12,770,000                        12,770,000
Texas Water Development Board,
  State Revolving Fund
  Subordinate Lien Revenue,
  Refunding (Liquidity Facility;
  JPMorgan Chase Bank)                3.92      6/1/07      2,000,000 a                    2,000,000      2,000,000                         2,000,000

Washington--.4%
Pierce County Economic Developer
  Corporation, Industrial
  Revenue (SeaTac Packaging
  Project) (LOC; HSBC Bank USA)       4.10      6/7/07      4,690,000 a                    4,690,000      4,690,000                         4,690,000

Wisconsin--2.2%
Little Chute Area School District,
  BAN                                 4.00      4/1/08      3,875,000                      3,875,000      3,877,883                         3,877,883
Oconomowoc Area School District,
  BAN                                 3.80      11/1/07     4,000,000                      4,000,000      4,000,000                         4,000,000
Wisconsin Health and Educational
  Facilities Authority, Revenue
  (ProHealth Care, Inc.
  Obligated Group) (Insured;
  AMBAC and LOC; Bank One)            3.90      6/1/07     15,940,000 a                   15,940,000     15,940,000                        15,940,000

Wyoming--2.3%
Campbell County,
  IDR (Two Elk Power Generation
  Station Project) (GIC;
  American International Group
  Funding Inc.)                       3.80      11/30/07   15,000,000                     15,000,000     15,000,000                        15,000,000
Campbell County,
  IDR (Two Elk Power Generation
  Station Project) (LOC;
  Citibank NA)                        3.80      11/30/07    9,000,000                      9,000,000      9,000,000                         9,000,000

U.S. Related--.8%
Puerto Rico Aqueduct and Sewer
  Authority, Revenue (Liquidity
  Facility; Citibank NA and LOC;
  Citibank NA)                        3.84      6/7/07      9,000,000 a,b                  9,000,000      9,000,000                         9,000,000

Total Investments -100.0% (cost $779,101,640 and $271,691,501, respectively)                            779,101,640       271,691,541    1,050,793,181

a    Securities payable on demand. Variable interest rate--subject to periodic change.

b    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $243,596,765 or 23.2% of total investments.

Summary of Abbreviations
-------------------------------------------------------------------------------------------------------------------------------
ACA       American Capital Access                       AGC        ACE Guaranty Corporation

AGIC      Asset Guaranty Insurance Company              AMBAC      American Municipal Bond Assurance Corporation

ARRN      Adjustable Rate Receipt Notes                 BAN        Bond Anticipation Notes

BIGI      Bond Investors Guaranty Insurance             BPA        Bond Purchase Agreement

CGIC      Capital Guaranty Insurance Company            CIC        Continental Insurance Company

CIFG      CDC Ixis Financial Guaranty                   CMAC       Capital Market Assurance Corporation

COP       Certificate of Participation                  CP         Commercial Paper

EDR       Economic Development Revenue                  EIR        Environmental Improvement Revenue

FGIC      Financial Guaranty Insurance Company          FHA        Federal Housing Administration

FHLB      Federal Home Loan Bank                        FHLMC      Federal Home Loan Mortgage Corporation

FNMA      Federal National Mortgage Association         FSA        Financial Security Assurance

GAN       Grant Anticipation Notes                      GIC        Guaranteed Investment Contract

GNMA      Government National Mortgage Association      GO         General Obligation

HR        Hospital Revenue                              IDB        Industrial Development Board

IDC       Industrial Development Corporation            IDR        Industrial Development Revenue

LOC       Letter of Credit                              LOR        Limited Obligation Revenue

LR        Lease Revenue                                 MBIA       Municipal Bond Investors Assurance Insurance Corporation

MFHR      Multi-Family Housing Revenue                  MFMR       Multi-Family Mortgage Revenue

PCR       Pollution Control Revenue                     PILOT      Payment in Lieu of Taxes

RAC       Revenue Anticipation Certificates             RAN        Revenue Anticipation Notes

RAW       Revenue Anticipation Warrants                 RRR        Resources Recovery Revenue

SAAN      State Aid Anticipation Notes                  SBPA       Standby Bond Purchase Agreement

SFHR      Single Family Housing Revenue                 SFMR       Single Family Mortgage Revenue

SONYMA    State of New York Mortgage Agency             SWDR       Solid Waste Disposal Revenue

TAN       Tax Anticipation Notes                        TAW        Tax Anticipation Warrants

TRAN      Tax and Revenue Anticipation Notes            XLCA       XL Capital Assurance

                                                                                         Dreyfus      Dreyfus Florida
                                                                                        Municipal        Municipal
                                                                                       Money Market     Money Market
                                                                                        Fund, Inc.          Fund
                                                                                   -------------------------------------
                                                                                               Value (%)†

Summary of Combined Ratings (Unaudited)
Fitch                           Moody's                 Standard & Poor's
------------------------------------------------------------------------------------------------------------------------
F1+,F1                          VMIG1,MIG1,P1           SP1+,SP1,A1+,A1                87.8                 70.3
AAA,AA,A             c          Aaa,Aa,A         c      AAA,AA,A           c            1.6                  9.3
Not Rated            d          Not Rated        d      Not Rated          d           10.6                 20.4
                                                                                   -----------------------------
                                                                                      100.0                100.0

†    Based on total investments.
c    Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d    Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

Pro Forma Statement of Assets and Liabilities
Dreyfus Municipal Money Market Fund, Inc.
May 31, 2007 (Unaudited)
                                                                                                                                            Dreyfus
                                                                                                                                        Municipal Money
                                                                               Dreyfus               Dreyfus                           Market Fund, Inc.
                                                                              Municipal              Florida                               Pro Forma
                                                                                Money             Municipal Money                           Combined
                                                                          Market Fund, Inc.        Market Fund        Adjustments           (Note 1)
                                                                          -----------------      ---------------      ------------      --------------

ASSETS:                  Investments in securities- See Statement of
                           Investments                                       $ 779,101,640         $ 271,691,541                       $ 1,050,793,181
                         Interest receivable                                     5,911,755             1,553,812                             7,465,567
                         Prepaid expenses                                           65,686                21,641                                87,327
                                                                             -------------         -------------       -------------    --------------

                          Total Assets                                         785,079,081           273,266,994                  -      1,058,346,075
                                                                             -------------         -------------       -------------    --------------

LIABILITIES:             Due to The Dreyfus Corporation and affiliates             371,026               121,295                       $       492,321
                         Cash overdraft due to Custodian                         4,858,945            10,206,523                  -         15,065,468
                         Payable for shares of Common Stock Redeemed                   648                 8,710                                 9,358
                         Accrued expenses                                          102,611               111,105                               213,716
                                                                             -------------         -------------       -------------    --------------
                         Total Liabilities                                       5,333,230            10,447,633                    -       15,780,863
                                                                             -------------         -------------       -------------    --------------

NET ASSETS                                                                   $ 779,745,851         $ 262,819,361      $           -    $ 1,042,565,212
                                                                             =============         =============       =============   ===============
COMPOSITION OF
NET ASSETS:              Paid-in capital                                       779,705,963           262,816,502                       $ 1,042,522,465
                         Accumulated net realized gain (loss) on
                           investments                                              39,888                 2,819                                42,707
                         Accumulated gross unrealized appreciation
                           on investments                                               -                     40                                    40
                                                                             -------------         -------------                         -------------
NET ASSETS                                                                   $ 779,745,851         $ 262,819,361                       $ 1,042,565,212
                                                                             =============         =============       =============   ===============

 Shares (100 million, $.001 par
  value shares authorized)
  Net Assets                                                                 $ 779,745,851         $ 262,819,361                      $   1,042,565,212
  Shares outstanding                                                           781,403,446           262,816,502                          1,044,219,948
  Net asset value, and
  redemption  price per
  share                                                                      $        1.00         $        1.00                      $            1.00
                                                                             =============         =============       =============   ================

* Investments in securities, at cost                                         $ 779,101,640         $ 271,691,501                      $   1,050,793,141

                                                     See notes to pro forma financial statements.

Pro Forma Statement of Operations
Dreyfus Municipal Money Market Fund, Inc.
May 31, 2007 (Unaudited)
                                                                                                                              Dreyfus
                                                                                                                           Municipal Money
                                                                       Dreyfus            Dreyfus                            Market Fund
                                                                      Municipal           Florida                             Pro Forma
                                                                        Money           Municipal Money                       Combined
                                                                    Market Fund, Inc.     Market Fund         Adjustments     (Note 1)
                                                                    -----------------   ---------------       -----------   --------------
INVESTMENT INCOME:

INCOME:              Interest Income                                $ 29,314,820       $  11,740,777                         $ 41,055,597

EXPENSES:            Management fee                                 $  3,983,396       $   1,596,557         $               $  5,579,953
                     Shareholder servicing costs                         399,519              87,512                              487,031
                     Professional fees                                    65,266              49,537                 - (a)        114,803
                     Prospectus and shareholders' reports                 21,445              17,768                 - (a)         39,213
                     Custodian fees                                       67,417              26,291                 - (a)         93,708
                     Directors' fees and expenses                         54,583              59,031                 - (a)        113,614
                     Registration fees                                    39,104              30,624                 - (a)         69,728
                     Miscellaneous                                        30,213              28,166                 - (a)         58,379
                                                                    ------------        ------------         ------------    ------------
                     Total Expenses                                    4,660,943           1,895,486                  -         6,429,429
                                                                  ------------          ------------         ------------    ------------
                     Less- reduction in management fee due to
                     undertaking                                          (7,252)            (14,387)                             (21,639)
                                                                  ------------          ------------         ------------    ------------

                     Net Expenses                                      4,653,691           1,881,099                 -          6,534,790
                                                                  ------------          ------------         ------------    ------------

NET INVESTMENT INCOME                                                24,661,129            9,859,678                 -         34,520,807
                                                                  ------------          ------------         ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

                     Net realized gain (loss) on investments      $     49,396         $      1,730                          $     51,126
                     Net unrealized appreciation (depreciation)
                      on investments                                      --                    (61)                                 (61)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                         49,396                1,669                                51,065
                                                                  ------------          ------------         ------------    ------------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                        $ 24,710,525         $  9,861,347         $        -       $ 34,571,872
                                                                  =============        =============        =============    ============

(a)  Reflects the anticipated savings as a result of the Merger.

                                                            See notes to pro forma financial statements

Dreyfus Municipal Money Market Fund, Inc.

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

            At a meeting held on July 17, 2007, the Board of Directors of Dreyfus Municipal Money Market Fund, Inc. (the "Acquiring Fund") and at a Special Telephone Board meeting held on July 19, 2007, the Board of Trustees of Dreyfus Florida Municipal Money Market Fund (the "Fund"), each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the shareholders of the Fund, the Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund in exchange for a number of Acquiring Fund shares equal in value to the assets less liabilities of the Fund (the "Exchange"). The Acquiring Fund shares then will be distributed to the Fund's shareholders on a pro rata basis in liquidation of the Fund. Fund shareholders will receive Acquiring Fund shares in the Exchange.

            The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Fund at May 31, 2007. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended May 31, 2007. These statements have been derived from the Fund's and the Acquiring Fund's respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year ends are May 31 for the Acquiring Fund and November 30 for the Fund.

            The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Fund and the Acquiring Fund included or incorporated by reference in the respective Statements of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at May 31, 2007. The proforma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the proposed merger, the Acquiring Fund will be the accounting survivor.

All costs with respect to the Exchange will be borne by the Funds.

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

            Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, which has been determined by the Board members to represent the fair value of the fund's investments.

NOTE 3 — Capital Shares:

            The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Fund at May 31, 2007 by the net asset value per share of the Acquiring Fund on May 31, 2007.

NOTE 4 — Pro Forma Operating Expenses:

            The accompanying pro forma statement of operations reflects changes in fund expenses as if the merger had taken place on June 1, 2006. The funds will bear the expense of the merger.

NOTE 5 — Federal Income Taxes:

            Each fund has qualified as a "regulated investment company" under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

            The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File No. 2-65232) (the "Registration Statement"), filed September 26 2006.

Item 16 (1)(a)	Exhibits.

Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registration Statement, filed on September 25, 1996 ("Post-Effective Amendment No. 27").

(1)(b)	Registrant's Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registration Statement, filed September 26, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No.36 to the Registration Statement, filed September 26, 2005 ("Post-Effective Amendment No. 36").

(7)	Distribution Agreement is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No.36.

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 23 to the Registration Statement, filed September 24, 1996. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 22 to the Registration Statement, filed July 21, 1994.

(10)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 24 to the Registration Statement, filed September 26, 1995 ("Post-Effective Amendment No. 24").

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 24.

(11)(b)	Consent of Registrant's counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.***

(17)(a)	Forms of Proxy.*

(17)(b)	The Prospectus and Statement of Additional Information of Dreyfus Municipal Money Market Fund, Inc., dated October 1, 2006, are incorporated by reference to Post-Effective Amendment No. No. 37 to the Registration Statement on Form N-1A (File No. 2-65232), filed September 26, 2006.

________________________
*	Filed herewith.
**	To be filed by Post-Effective Amendment.
***	Filed as part of signature page.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

          As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 2nd day of August, 2007.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC. By: /s/ J. David Officer J. David Officer, President

Power of Attorney

Each person whose signature appears below on this Registration Statement on Form N-14 hereby constitutes and appoints Mark N. Jacobs, James Windels, Michael A. Rosenberg, Janette E. Farragher, Robert R. Mullery, Jeff Prusnofsky, James Bitetto and John B. Hammalian and each of them, with full power to act without the other, his/her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him/her and in his/her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his/her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer J. David Officer	President (Principal Executive Officer)	August 2, 2007

/s/ James Windels James Windels	Treasurer (Principal Accounting and Financial Officer)	August 2, 2007

/s/ Joseph S. DiMartino Joseph S. DiMartino	Chairman of the Board	August 2, 2007

/s/ David W. Burke David W. Burke	Board Member	August 2, 2007

/s/ William Hodding Carter III William Hodding Carter III	Board Member	August 2, 2007

/s/ Gordon J. Davis Gordon J. Davis	Board Member	August 2, 2007

/s/ Joni Evans Joni Evans	Board Member	August 2, 2007

/s/ Ehud Houminer Ehud Houminer	Board Member	August 2, 2007

/s/ Richard C. Leone Richard C. Leone	Board Member	August 2, 2007

/s/ Hans C. Mautner Hans C. Mautner	Board Member	August 2, 2007

/s/ Robin A. Melvin Robin A. Melvin	Board Member	August 2, 2007

/s/ Burton N. Wallack Burton N. Wallack	Board Member	August 2, 2007

/s/ John E. Zuccotti John E. Zuccotti	Board Member	August 2, 2007

Exhibit Index

(11)(b) (14)	Consent of Registrant’s Counsel Consent of Independent Registered Public Accounting Firm